Earnout Shares - Number of Earnout Shares (Details) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 30, 2023
Triggering Event I
Earnout Shares
Derivative liability	8,207,392
Fair value of total earnout shares (in dollars per share)	$ 20.81	$ 12.10
Triggering Event I | Derivative Liability
Earnout Shares
Derivative liability	8,059,386
Triggering Event I | Stock Compensation
Earnout Shares
Derivative liability	148,006
Triggering Event II
Earnout Shares
Derivative liability	8,207,392
Fair value of total earnout shares (in dollars per share)	$ 20.77	11.16
Triggering Event II | Derivative Liability
Earnout Shares
Derivative liability	8,059,386
Triggering Event II | Stock Compensation
Earnout Shares
Derivative liability	148,006
Triggering Event III
Earnout Shares
Derivative liability	5,471,594
Fair value of total earnout shares (in dollars per share)	$ 20.57	$ 10.19
Triggering Event III | Derivative Liability
Earnout Shares
Derivative liability	5,372,923
Triggering Event III | Stock Compensation
Earnout Shares
Derivative liability	98,671